BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	5,000,000	5,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Class A Ordinary Share
Temporary equity, shares outstanding	22,482,294	21,558,398
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Ordinary shares, par value	$ 0.0001	$ 0.0001	0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	2,517,706	3,441,602
Ordinary shares, outstanding	2,517,706	3,441,602
Class B Ordinary Share
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	6,250,000	6,250,000
Ordinary shares, outstanding	6,250,000	6,250,000